CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Operating revenue:
Operating revenue	¥ 11,645,255	$ 1,784,714	¥ 10,603,507	¥ 7,596,896
Operating cost:
Cost of sales (including cost of goods purchased from a related party of RMB614,766, RMB827,809 and nil for the years ended December 31, 2018, 2019 and 2020, respectively)	(1,907,508)	(292,338)	(3,624,301)	(2,440,613)
Funding cost	(589,837)	(90,396)	(508,829)	(898,028)
Processing and servicing cost (including collection service fee from related parties of nil, RMB9,291 and RMB28,645 for the years ended December 31, 2018, 2019 and 2020, respectively)	(1,413,212)	(216,584)	(642,126)	(324,005)
Provision for credit losses of financing receivables	(779,235)	(119,423)	(708,684)	(884,056)
Provision for credit losses of contract assets and receivables	(441,805)	(67,710)	(125,471)	(38,254)
Provision for credit losses of contingent liabilities of guarantee	(2,880,590)	(441,470)
Total operating cost	(8,012,187)	(1,227,921)	(5,609,411)	(4,584,956)
Gross profit	3,633,068	556,793	4,994,096	3,011,940
Operating expenses:
Sales and marketing expenses	(1,274,402)	(195,311)	(1,538,698)	(589,983)
Research and development expenses	(474,265)	(72,684)	(415,995)	(320,165)
General and administrative expenses	(451,284)	(69,162)	(412,117)	(279,859)
Total operating expenses	(2,199,951)	(337,157)	(2,366,810)	(1,190,007)
Change in fair value of financial guarantee derivatives, net	(707,442)	(108,420)	(212,256)	197,027
Change in fair value of loans at fair value	(47,282)	(7,246)
Gain on guarantee liabilities, net | ¥			196,063	108,316
Interest expense, net	(77,542)	(11,884)	(39,215)	(23,059)
Investment-related impairment	(69,156)	(10,599)		(15,215)
Investment income	7,885	1,208	52,211	18,753
Others, net	146,029	22,380	82,422	1,773
Income before income tax expense	685,609	105,075	2,706,511	2,109,528
Income tax expense	(90,629)	(13,890)	(411,959)	(132,222)
Net income	594,980	91,185	2,294,552	1,977,306
Net income attributable to ordinary shareholders	¥ 594,980	$ 91,185	¥ 2,294,552	¥ 1,977,306
Net income per ordinary share
Diluted | ¥ / shares	¥ 1.56		¥ 6.14	¥ 5.45
Weighted average number of ordinary shares outstanding
Basic | shares	364,733,164	364,733,164	355,625,970	337,883,964
Diluted | shares	411,229,810	411,229,810	375,831,131	362,762,561
Share-based compensation expenses included in:
Share-based compensation expenses | ¥	¥ 198,825		¥ 177,262	¥ 122,636
Processing and servicing cost
Share-based compensation expenses included in:
Share-based compensation expenses	11,391	$ 1,746	10,472	8,111
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	32,486	4,979	28,611	18,223
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	46,116	7,068	42,977	33,169
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 108,832	$ 16,679	¥ 95,202	¥ 63,133
Ordinary shares
Net income per ordinary share
Basic | (per share)	¥ 1.63	$ 0.25	¥ 6.45	¥ 5.85
Diluted | (per share)	1.56	0.24	6.14	5.45
ADS
Net income per ordinary share
Basic | (per share)	3.26	0.50	12.90	11.70
Diluted | (per share)	¥ 3.13	$ 0.48	¥ 12.29	¥ 10.90
Online direct sales
Operating revenue:
Operating revenue	¥ 1,900,835	$ 291,316	¥ 3,623,991	¥ 2,396,680
Membership services
Operating revenue:
Operating revenue	113,107	17,334	112,558	124,066
Other Services
Operating revenue:
Operating revenue	68,890	10,558	92,292	79,848
Online direct sales and services income
Operating revenue:
Operating revenue	2,082,832	319,208	3,828,841	2,600,594
Loan facilitation and servicing fees-credit oriented
Operating revenue:
Operating revenue	3,786,996	580,383	4,811,868	1,875,207
Interest and financial services income and other revenues
Operating revenue:
Operating revenue	1,418,892	217,455	1,146,824	2,920,485
Guarantee income
Operating revenue:
Operating revenue	2,319,693	355,509
Credit-oriented services income
Operating revenue:
Operating revenue	7,525,581	1,153,347	5,958,692	4,795,692
Loan facilitation and servicing fees-performance based
Operating revenue:
Operating revenue	1,930,835	295,913	648,516	149,341
Loan facilitation and servicing fees-volume based
Operating revenue:
Operating revenue	106,007	16,246	167,458	51,269
Platform-based services income
Operating revenue:
Operating revenue	¥ 2,036,842	$ 312,159	¥ 815,974	¥ 200,610